Share-Based Compensation - Schedule of Nonvested Restricted Stock Units (Details) - Restricted stock units shares in Thousands	12 Months Ended
Sep. 30, 2025 $ / shares shares
Restricted Stock Units
Nonvested, beginning of period (in shares) | shares	1,208
Granted (in shares) | shares	522
Vested (in shares) | shares	(588)
Forfeited (in shares) | shares	(64)
Nonvested, end of period (in shares) | shares	1,078
Weighted Average Grant Date Fair Value
Nonvested, beginning of period (in usd per share) | $ / shares	$ 173
Granted (in usd per share) | $ / shares	242
Vested (in usd per share) | $ / shares	159
Forfeited (in usd per share) | $ / shares	206
Nonvested, end of period (in usd per share) | $ / shares	$ 213